SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Impact of COVID-19

Impact of COVID-19

On January 30, 2020, the World Health Organization announced a global health emergency because of the spread of a new strain of the novel coronavirus (“COVID-19”). On March 11, 2020, the World Health Organization declared the outbreak of COVID-19, a global pandemic. COVID-19 has and continues to significantly affect the United States and global economies.

The Company has experienced significant disruptions to its business and operations due to circumstances related to COVID-19, and delays caused government-imposed quarantines, office closings and travel restrictions, which affect both the Company’s and its service providers. The Company has significant operations in Manila, Philippines, which was locked down by the government on March 12, 2020 due to concerns related to the spread of COVID-19. As a result of the Philippines government’s call to contain COVID-19, the Company’s animation studio, located in Manila, Philippines, which accounts for approximately 90% of the Company’s total revenues on a consolidated basis, has been mostly closed.

In response to the outbreak and business disruption, the Company has instituted employee safety protocols to contain the spread, including domestic and international travel restrictions, work-from-home practices, extensive cleaning protocols, social distancing and various temporary closures of its administrative offices and production studio. The Company has implemented a range of actions aimed at temporarily reducing costs and preserving liquidity.

The outbreak has and may continue to spread, which could materially impact the Company’s business. The full extent of potential impacts on the Company’s business, financing activities and the global economy will depend on future developments, which cannot be predicted due to the uncertain nature of the continued COVID-19 pandemic, government mandated shut downs, and its adverse effects, including new information which may emerge concerning the severity of COVID-19 and the actions to contain COVID-19 or treat its impact, among others. These effects could have a material adverse impact on the Company’s business, operations, financial condition and results of operations.

Management’s Representation of Interim Financial Statements

Management’s Representation of Interim Financial Statements

The accompanying unaudited condensed consolidated financial statements have been prepared by the Company without audit pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The Company uses the same accounting policies in preparing quarterly and annual financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been condensed or omitted as allowed by such rules and regulations, and management believes that the disclosures are adequate to make the information presented not misleading. These condensed consolidated financial statements include all of the adjustments, which in the opinion of management are necessary to a fair presentation of financial position and results of operations. All such adjustments are of a normal and recurring nature. Interim results are not necessarily indicative of results for a full year. These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto at December 31, 2020, as presented in the Company’s Annual Report on Form 10-K filed on April 13, 2021 with the SEC.

Basis of Presentation

Basis of Presentation

The condensed consolidated financial statements of the Company have been prepared in accordance with GAAP and are expressed in United States dollars. For the three and nine months ended September 30, 2021, the condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Grom Social, TD Holdings, GES, and GNS. All intercompany accounts and transactions are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to revenue recognition, valuation of accounts receivable and inventories, purchase price allocation of acquired businesses, impairment of long-lived assets and goodwill, valuation of financial instruments, income taxes, and contingencies. The Company bases its estimates on historical experience, known or expected trends and various other assumptions that are believed to be reasonable given the quality of information available as of the date of these financial statements. The results of these assumptions provide the basis for making estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition

The Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09"). ASU 2014-09 outlines a single comprehensive model for revenue arising from contracts with customers. The guidance provided in Accounting Standards Codification (“ASC”) Topic 606 ("ASC 606") requires entities to use a five-step model to recognize revenue by allocating the consideration from contracts to performance obligations on a relative standalone selling price basis. Revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. The standard also requires new disclosures regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. ASC 606 also includes Subtopic 340-40, Other Assets and Deferred Costs – Contracts with Customers, which requires the deferral of incremental costs of obtaining a contract with a customer.

Animation Revenue

Animation Revenue

For the nine months ended September 30, 2021 and 2020, the Company recorded a total of $4,373,409 and $4,015,061, respectively, of animation revenue from contracts with customers.

Animation revenue is primarily generated from contracts with customers for preproduction and production services related to the development of animated movies and television series. Preproduction activities include producing storyboards, location design, model and props design, background color and color styling. Production focuses on library creation, digital asset management, background layout scene assembly, posing, animation and aftereffects. The Company provides services under fixed-price contracts. Under fixed-price contracts, the Company agrees to perform the specified work for a pre-determined price. To the extent actual costs vary from estimated costs, the Company’s profit may increase, decrease, or result in a loss.

The Company identifies a contract under ASC 606 once (i) it is approved by all parties, (ii) the rights of the parties are identified, (iii) the payment terms are identified, (iv) the contract has commercial substance, and (v) collectability of consideration is probable.

The Company evaluates the services promised in each contract at inception to determine whether the contract should be accounted for as having one or more performance obligations. The services in the Company’s contracts are distinct from one another as the referring parties typically can direct all, limited, or single portions of the various preproduction and production activities required to create and design and entire episode to us and we therefore have a history of developing standalone selling prices for all of these distinct components. Accordingly, our contracts are typically accounted for as containing multiple performance obligations.

The Company determines the transaction price for each contract based on the consideration it expects to receive for the distinct services being provided under the contract.

The Company recognizes revenue as performance obligations are satisfied and the customer obtains control of the services. In determining when performance obligations are satisfied, the Company considers factors such as contract terms, payment terms and whether there is an alternative future use of the product or service. Substantially all of the Company’s revenue is recognized over time as it performs under the contract due to the contractual terms present in each contract which irrevocably transfer control of the work product to the customer as the services are performed.

For performance obligations recognized over time, revenue is recognized based on the extent of progress made towards completion of the performance obligation. The Company uses the percentage-of-completion cost-to-cost measure of progress because it best depicts the transfer of control to the customer as the Company incurs costs against its contracts. Under the percentage-of-completion cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs to complete the performance obligation. The percentage-of-completion cost-to-cost method requires management to make estimates and assumptions that affect the reported amounts of contract assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to the total estimated amount of costs that will be incurred for a project or job.

Web Filtering Revenue

Web Filtering Revenue

For the nine months ended September 30, 2021 and 2020, the Company recorded a total of $403,676 and $460,984, respectively, of web filtering revenue from contracts with customers.

Web filtering revenue from subscription sales is recognized on a pro-rata basis over the subscription period. Typically, a subscriber purchases computer hardware and a software and support service license for a period of use between one year to five years. The subscriber is billed in full at the time of the sale. The Company immediately recognizes revenue attributable to the computer hardware as it is non-refundable and control passes to the customer. The advanced billing component for software and service is initially recorded as deferred revenue and subsequently recognized as revenue on a straight-line basis over the subscription period.

Contract Assets and Liabilities

Contract Assets and Liabilities

Animation revenue contracts vary with movie contracts typically allowing for progress billings over the contract term while other episodic development activities are typically billable upon delivery of the performance obligation for an episode. These episodic activities typically create unbilled contract assets between episode delivery dates while movies can create contract assets or liabilities based on the progress of activities versus the arranged billing schedule. Revenues from web filtering contracts are all billed in advance and therefore represent contract liabilities until fully recognized on a ratable basis over the contract life.

The following table depicts the composition of the Company’s contract assets and liabilities as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020

Animation contract assets	$459,634	$525,709
Web filtering contract assets	5,088	54,886
Other contract assets	7,337	7,337
Total contract assets	$472,059	$587,932

Animation contract liabilities	$96,697	$410,709
Web filtering contract liabilities	449,331	544,844
Other contract liabilities	11,500	11,500
Total contract liabilities	$557,528	$967,053

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations except as noted below:

In January 2017, the FASB issued Accounting Standards Update No. 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Under this pronouncement, an entity would perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and would recognize an impairment change for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized is not to exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects will be considered, if applicable. ASU 2017-04 is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019 and should be applied on a prospective basis.

On November 15, 2019, the FASB issued ASU 2019-10, which (1) provides a framework to stagger effective dates for future major accounting standards and (2) amends the effective dates for certain major new accounting standards to give implementation relief to certain types of entities. Specifically, ASU 2019-10 amends the effective date for ASU 2017-04 to fiscal years beginning after December 15, 2022, and interim periods therein.

Early adoption continues to be permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not anticipate the adoption of ASU 2017-04 will have a material impact on its financial statements for both annual and interim reporting periods.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up in goodwill obtained in a transaction that is not a business combination, ownership changes in investments, and interim-period accounting for enacted changes in tax law. The amendment will be effective for public companies with fiscal years beginning after December 15, 2020; early adoption is permitted. The Company is evaluating the impact of this amendment on its consolidated financial statements.

In February 2020, the FASB issued ASU 2020-02, Financial Instruments-Credit Losses (Topic 326) and Leases (Topic 842) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 119 and Update to SEC Section on Effective Date Related to Accounting Standards Update No. 2016-02, Leases (Topic 842) which amends the effective date of the original pronouncement for smaller reporting companies. ASU 2016-13 and its amendments will be effective for the Company for interim and annual periods in fiscal years beginning after December 15, 2022. The Company believes the adoption will modify the way the Company analyzes financial instruments, but it does not anticipate a material impact on results of operations. The Company is in the process of determining the effects adoption will have on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40), (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The ASU2020-06 amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is evaluating the impact of this guidance on its unaudited condensed consolidated financial statements.